Critical accounting judgments and key sources of estimation uncertainty:	12 Months Ended
Dec. 31, 2018
Disclosure of changes in accounting estimates [abstract]
Disclosure of accounting judgements and estimates [text block]
Note 20 - Critical accounting judgments and key sources of estimation uncertainty:

In applying the Company’s accounting policies, which are described below, Company Management is required to make judgments, estimates and assumptions about the carrying amounts of assets and liabilities. Estimates and assumptions are based on historical experience and other factors considered relevant. Actual results could differ from those estimates
.
Critical accounting judgments

Significant information on assumptions, critical judgments and uncertainty estimations recognized in the consolidated financial statements are as follows:

20.1	Revenue
20.2	Deferred taxes, assets and liabilities
20.3	Reserve for doubtful accounts
20.4	Commercial services revenues from leased locales
20.5	Useful life of the Airplan concession
20.6	Evaluation of impairment of goodwill

20.1 Revenue

As described in Note 19.1.3, Management regularly monitors and adjusts income so as to avoid exceeding the maximum rate at each of the airports operated by the Company in Mexico, which is the annual maximum income per traffic unit that can be received, and therefore the amount that the Company can record for services rendered whose prices are regulated.

If the Company recognized income exceeding that maximum rate, the authorities could cancel one or more of Company’s airport concessions. Therefore, Management regularly monitors regulated income in Mexico to ensure it does not exceed the limit. The application of the procedure established in the concession titles for determining maximum rates and securing the necessary information are complex procedures. Among the information used in determining the maximum rate is passenger traffic and cargo statistics, in addition to variables such as the National Producer Price Index (excluding oil), authorized rates for airport services and the Rate for Airport Use.

20.2
Deferred taxes, assets and liabilities

The Company recognizes deferred tax assets and liabilities based on the differences between the financial statement basis and the tax bases of assets and liabilities.  In order to determine the basis of deferred income tax
, taxable income projections are prepared to evaluate whether the legal entity will be subject to income tax.

The determination of the
income tax
provision requires calculations and interpretation and application of complex tax laws.  Those calculations are used to assess the period and method of recovery of favorable tax balances.

Management has determined deferred taxes based on approved tax rates that are in line with its expectation of the form of realization of such items.  See Note 18.16.  Management's expectation could be affected by the main detailed items described in Note 14.

20.3 Reserve for doubtful accounts

The Company carries out constant evaluations of the credits made to its clients and adjusts the credit limits based on the payment history of its clients as well as on the credit’s current value.  It continuously monitors collections and payments of its clients, thus preventing estimated credit losses based on its experience and losses from collection to the client that has been identified.  Although those credit losses have been historically within expectations, as well as within the reserve created to prevent them, it cannot be guaranteed that the Company will continue experiencing the same credit losses that it had in the past.  See Notes 6 and 18.7.

The Company conducts a sensitivity analysis to determine the degree to which possible changes to the assumptions used in determining whether or not the amount calculated of the reserve would be significantly affected.  Management has concluded that percentage used to determine the reserve is the most sensitive assumption and therefore, if said percentage were to show an increase or decrease of 15%, it would have no significant effect, since this would represent Ps29 positive or negative in 2017 and Ps24 positive or negative in 2018.

As required by IFRS 9, the Company applies a sensitivity analysis by client in order to determine the level of possible expected losses for the  following 12-month period, or the amount representing the entire cash flow not expected to be received during the entire lifetime of the financial instrument related to possible events of default over the following 12 months as from the reporting date and evaluation of significant increases in credit risk, which involves identifying possible events of noncompliance, including those that have not occurred:  such as events that can be directly related to the account receivable from the client, or to macroeconomic variables not related to a group of assets, such as market indicators.

20.4 Commercial services revenues from leased locales

Lease revenues are accrued monthly, and they are determined by applying a percentage on real sales revenues of the lessors (share) or a minimum agreed upon amount.  Both are set forth in the respective lease agreements.  For the year ended on December 31, 2017, the Company performed an estimate for the last days of the month to determine the monthly percentage of the share.  Management compared the estimated bases with the real billing to conclude that there were no significant differences. As for the year ended December 31, 2018, the Company recognized the accrued revenue based on the total days of the month and did not perform any estimate.

20.5 Useful life of the Airplan concession

The term of execution of the contract extends from the date of signing of the act of commencement of execution until the date on which one of any of the following events occurs:

•	That the regulated revenues generated are equal to the expected regulated revenues, provided that by that time 15 years have elapsed.

•
That 25 years have elapsed since the date of execution of the execution start certificate, regardless of whether, at the time, the regulated revenues generated have not matched the value of the expected regulated revenues.

•
If the regulated income generated equals the expected regulated income before 15 years have elapsed from the date of execution of the certificate of execution, the duration of the execution of the contract will be, in any case, 15 years.

It must be taken into account, for purposes of the regulated revenues expected according to the definition of the concession contract, that the expected regulated revenue will increase once each of the complementary works (mandatory or voluntary) is delivered to the grantor.

The useful life for the amortization was determined as the duration of the concession and the amortization is calculated on a linear basis based on the years in which the recovery of the expected income of the financial model held by the Company is expected. The minimum term of the concession is the year 2022;
however, in accordance with the complementary works carried out and the measurement of the expected income against the income generated, the concession will have a useful life until the year 2032.

The Company conducts sensitivity analysis to determine the level of possible changes in the assumptions used to determine the useful life of the concession.  Management has concluded that the percentage used to determine the growth of income is the most sensitive assumption and therefore, any 3% increase or decrease in that percentage would modify the useful life of the concession either increasing or decreasing it in two years. At December 31, 2018 the expected total revenues considering the additional works amount to Ps23,474,154.

20.6	Evaluation of impairment of goodwill

Goodwill is evaluated for impairment annually whenever events or changes in circumstances indicate that there is impairment in the book value of appreciation including changes in tourist preferences, in the economic situation and in security levels in the different countries or other factors affecting passengers making use of our airports. In order to determine whether there is impairment in the value of goodwill, the cash generating unit to which goodwill has been assigned should be evaluated using present value techniques.  When applying that valuation technique, the Company employs a series of factors which include historical income, business plans, forecasts and market data.  The foregoing is described in greater detail in Note 8.1. Accordingly, changes in the conditions of these judgments and estimations can significantly affect the evaluated value of appreciation.